PROPERTY, PLANT AND EQUIPMENT (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Right of use, beginning balance	R$ 644,880	R$ 581,824	R$ 581,824
Cost	1,126,977	1,057,567	754,608
Accumulated depreciation	(452,191)	(412,687)	(172,784)
Effect of foreign exchange differences	(1,667)	(1,024)
Addition	73,215	26,218
Remesurement	124,310	99,728
Consolidation of acquired companies		43,272
Depreciation	(165,952)	(104,382)
Write-offs		(754)
Others		(2)
Right of use, ending balance	674,786	644,880	581,824
Land [member]
IfrsStatementLineItems [Line Items]
Right of use, beginning balance	465,048	439,285	439,285
Cost	629,004	548,756	500,826
Accumulated depreciation	(116,081)	(83,708)	(61,541)
Addition	65,081	2,520
Remesurement	16,704	45,410
Depreciation	(31,751)	(22,153)
Transfers to other asset categories	(2,159)	(14)
Right of use, ending balance	512,923	465,048	439,285
Buildings [member]
IfrsStatementLineItems [Line Items]
Right of use, beginning balance	62,431	68,145	68,145
Cost	143,926	107,782	94,196
Accumulated depreciation	(57,869)	(45,351)	(26,051)
Effect of foreign exchange differences	(503)	(360)
Addition	4,400	2,042
Remesurement	37,506	8,325
Consolidation of acquired companies		1,092
Depreciation	(18,116)	(16,726)
Transfers to other asset categories	339	(87)
Right of use, ending balance	86,057	62,431	68,145
Machinery [member]
IfrsStatementLineItems [Line Items]
Right of use, beginning balance	83,161	53,759	53,759
Cost	254,640	277,865	99,103
Accumulated depreciation	(200,491)	(194,704)	(45,344)
Effect of foreign exchange differences	(340)	(62)
Addition		4,191
Remesurement	64,755	38,430
Consolidation of acquired companies		35,511
Depreciation	(97,181)	(48,142)
Write-offs		(754)
Transfers to other asset categories	3,754	228
Right of use, ending balance	54,149	83,161	53,759
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Right of use, beginning balance	34,240	20,635	20,635
Cost	99,407	123,164	60,483
Accumulated depreciation	(77,750)	(88,924)	(39,848)
Effect of foreign exchange differences	(824)	(602)
Addition	3,734	17,465
Remesurement	5,345	7,563
Consolidation of acquired companies		6,669
Depreciation	(18,904)	(17,361)
Transfers to other asset categories	(1,934)	(127)
Others		(2)
Right of use, ending balance	R$ 21,657	R$ 34,240	R$ 20,635